Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of accompanying consolidated financial statements

	As of December 31,
	2018	2017
Cash and cash equivalent	$486,178	$686,368
Loan receivable, net	331,039	-
Prepaid expenses	478,222	57,025
Due from intercompany	7,181,347	1,386,108
Due from related party	1,584,983	96,968
Other receivables	17,065	11,890
Total current assets	$10,078,834	$2,238,359

Property and equipment, net	$35,529	$50,453
Long-term investment	$300,679	$317,888
Total non-current assets	$336,208	$368,341

Total assets	$10,415,042	$2,606,700

Loan payable - current portion	$4,864,548	$1,192,750
Interest payable	2,099,427	531,812
Accrued liabilities	48,244	203
Due to intercompany	7,079,406	1,729,803
Due to related party	1,722,601	250,810
Deferred tax liability	113,734	120,243
Total current liabilities	$15,927,960	$3,825,621

Loan payable - non-current portion	$1,221,226	$2,906,562
Total non-current liabilities	$1,221,226	$2,906,562

Total liabilities	$17,149,186	$6,732,183

	For the Years Ended December 31,
	2018	2017

Net revenue	$1,605,511	$-

Net loss from continuing operation	(2,950,029)	(2,468,442)
Less: Net loss attributable to the non-controlling interest	(1,579,638)	(1,039,536)
Net loss attributable to the company – continuing operations	$(1,370,391)	$(1,428,906)

Net loss from discontinued operations	$-	$(2,926,423)
Less: Net loss attributable to the non-controlling interest	-	-
Net loss attributable to the company – discontinued operations	$-	$(2,926,423)

Net loss for the year	$(2,950,029)	$(5,394,865)
Net loss attributable to company’s shareholders	$(1,370,391)	$(4,355,329)

	For the Years Ended December 31,
	2018	2017

Cash flow (used in) provided by operating activities	$(3,669,205)	$373,260
-Net cash used in operating activities from continuing operations	(3,669,205)	(567,162)
-Net cash provided by operating activities from discontinued operations	-	940,422

Cash flow (used in) provided by investing activities	$(348,319)	$675,911
-Net cash (used in) provided by investing activities from continuing operations	(348,319)	675,911

Net cash provided by financing activities	$3,847,699	$276,669
-Net cash provided by financing activities from continuing operations	3,847,699	276,669

Schedule of exchange rates used to translate amounts in RMB into US Dollars
	December 31, 2018	December 31, 2017

Balance sheet items, except for stockholders’ equity, as of years ended	0.1454	0.1537

	For the Years Ended
	December 31, 2018	December 31, 2017

Amounts included in the statements of operations and comprehensive income (loss) and cash flows for the years presented	0.1514	0.1483

Schedule of financial assets and financial liabilities that are measured at fair value on a recurring basis
2018:
Level 1
Available-for-sale:
Short-term investments	$-

2017:
Level 1
Available-for-sale:
Short-term investments	$461,115